Supplement dated May 24, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Alternative Beta Fund	10/1/2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Marc Khalamayzer, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2015
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Portfolio Manager	2015
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Marc Khalamayzer, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2015
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Portfolio Manager	2015
Mr. Khalamayzer joined the Investment Manager in 2014 as an analyst for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Khalamayzer was a director at Gottex Fund Management Sarl. Mr. Khalamayzer began his investment career in 2006 and earned a B.S. in economics-finance and a M.S. in finance from Bentley University.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Shareholders should retain this Supplement for future reference.
SUP259_05_006_(05/18)